Other Liabilities	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	Other Liabilities

	JPY (millions) As of March 31
	2020	2021
Accrued expenses	¥456,621	¥459,384
Deferred income	31,591	50,228
Other	63,967	89,937
Total	¥552,179	¥599,549
Non-current	¥52,793	¥56,898
Current	¥499,386	¥542,651
Accrued expenses include accrued employee benefit expenses of 193,981 million JPY and 184,805 million JPY as of March 31, 2020 and 2021, respectively.
Deferred income includes contract liabilities related to out-licensing agreements, product procurement and supply agreements, and government grants for the purchase of property, plant and equipment. The grants received were 15,810 million JPY and 10,194 million JPY during the years ended March 31, 2020 and 2021, respectively. The primary government grants relate to funding a portion of Takeda’s investment in the development and production of new influenza vaccines. Takeda was reimbursed for investments it made in facilities. The grant income is recognized over the life of the associated assets and is recorded as an offset to the depreciation expense included in cost of sales, selling, general and administrative expenses, and research and development expenses.